Summary of significant accounting policies - Leases (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2024	¥ 15,666,317		$ 2,206,555
2025	16,009,686		2,254,917
2026	9,572,584		1,348,270
2027	9,955,571		1,402,213
2028 and thereafter	5,940,714		836,732
Total future lease payments	57,144,872		8,048,687
Less: Imputed interest	6,721,321		946,678
Total lease liability balance	¥ 50,423,551		$ 7,102,009	¥ 62,497,742
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other Assets, Noncurrent		Other Assets, Noncurrent	Other Assets, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued Liabilities and Other Liabilities		Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent		Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Accrued Liabilities and Other Liabilities, Other Liabilities, Noncurrent		Accrued Liabilities and Other Liabilities, Other Liabilities, Noncurrent	Accrued Liabilities and Other Liabilities, Other Liabilities, Noncurrent
ROU assets	¥ 50,628,099		$ 7,130,819	¥ 62,688,248
Current lease liabilities	¥ 12,852,494		$ 1,810,236	11,304,693
Weighted average remaining lease term (in years)	0 years		0 years
Weighted average discount rate (as a percent)	6.20%		6.20%
Operating lease cost	¥ 16,289,500	$ 2,294,328
Lease Cost Capitalized	0			¥ 0
Supplemental cash flow information related to operating leases
Cash payments for operating leases	16,693,739	2,351,264
ROU assets obtained in exchange for operating lease liabilities	¥ 1,117,223	$ 157,358